PREPAID LAND LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
PREPAID LAND LEASES
Amortization of Deferred Leasing Fees	$ 382	$ 454	$ 384